7. Accrued Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Compensation
Accrued Compensation
	2014	2013
Accrued officers compensation – CEO	$1,053,187	$912,343
Accrued other compensation – employee	441,462	330,599
Accrued payroll taxes – delinquent	316,044	311,595
Accrued payroll taxes on accrued payroll (not yet due)	185,866	158,187
	$1,996,559	$1,712,724